Note 3 - Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. Discontinued Operations

On September 10, 2010, we announced that we were exiting the solar panel installation business and we were expanding our distribution business to include sales of our Andalay Solar Power Systems directly to dealers in California. The exit from the installation business was essentially completed by the end of 2010. During the nine months ended September 30, 2013 and 2012, we recorded a gain from discontinued operations of approximately $11,000 and $32,000, respectively. The assets and liabilities of discontinued operations are presented separately under the captions “Assets of discontinued operations,” “Liabilities of discontinued operations” and “Long-term liabilities of discontinued operations,” respectively, in the accompanying condensed consolidated balance sheets at September 30, 2013 and December 31, 2012, and consist of the following:

Assets of discontinued operations:	September 30, 2013 (unaudited)	December 31, 2012
Accounts receivable and other receivables	$—	$1,340
Prepaid expenses and other current assets	—	—
Other assets	—	9,556
Total current assets of discontinued operations	—	10,896
Security deposit – escrow account for installation jobs	200,000	200,000
Total assets of discontinued operations	$200,000	$210,896

Liabilities of discontinued operations:	September 30, 2013 (unaudited)	December 31, 2012
Accrued liabilities	$—	$8,656
Accrued warranty	990,933	1,042,663
Deferred revenue	—	1,500
Total current liabilities	$990,933	$1,052,819

We entered into a Supply and Warranty Agreement and Master Assignment Agreement with Real Goods Solar, Inc. (Real Goods), pursuant to which Real Goods has agreed to perform certain warranty work. The terms of the agreement provide that an escrow account be established as a source of funds from which to satisfy our obligation to pay Real Goods for its fees and reimburse it for its expenses for this warranty work. In March 2011, we entered into an Escrow Agreement with Real Goods and deposited $200,000 into an escrow account. The amount is reflected in long-term assets of discontinued operations in the balance sheet. The escrow deposit will be released to us in the amount of $40,000, or one-fifth of the remaining escrow funds, per year after each of the fifth through the ninth anniversary of the escrow agreement.

3. Discontinued Operations

On September 10, 2010, we announced that we were exiting the solar panel installation business and we were expanding our distribution business to include sales of our Westinghouse Solar Power Systems directly to dealers in California. The exit from the installation business was essentially completed by the end of 2010. As a result of the decision to exit the California installation business we recorded a restructuring charge totaling approximately $3.0 million for the year ended December 31, 2010, the majority of which were non-cash charges. This restructuring charge was comprised primarily of (i) one-time severance costs of $765,000 related to headcount reductions paid primarily in shares of our common stock, (ii) inventory write downs of $948,000, (iii) lease accelerations and the write off of leasehold improvements of $307,000, (iv) goodwill impairment of $299,000, (v) vehicle, furniture and fixtures and computer equipment write downs of $290,000 and (vi) other prepaid costs write-downs of $367,000. During the year ended December 31, 2010, we recorded a loss from discontinued operations of $6.5 million. During the year ended December 31, 2012, we recorded a $16,000 gain from the discontinued installation business and during the year ended December 31, 2011, we recorded a $113,000 loss from the discontinued installation business.

The assets and liabilities of discontinued operations are presented separately under the captions “Assets of discontinued operations,” “Liabilities of discontinued operations” and “Long-term liabilities of discontinued operations,” respectively, in the accompanying consolidated balance sheets at December 31, 2012 and 2011, and consist of the following:

Assets of discontinued operations:	December 31, 2012	December 31, 2011
Accounts receivable and other receivables	$1,340	$41,762
Prepaid expenses and other current assets	—	34,415
Other assets	9,556	11,278
Total current assets of discontinued operations	10,896	87,455
Security deposits on operating leases	—	9,913
Security deposit – escrow account for installation jobs	200,000	200,000
Total assets of discontinued operations	$210,896	$297,368

Liabilities of discontinued operations:	December 31, 2012	December 31, 2011
Accrued liabilities	$8,656	$124,751
Accrued warranty	1,042,663	1,133,549
Deferred revenue	1,500	50,520
Total current liabilities	1,052,819	1,308,820

Other long-term liabilities	—	10,200
Total discontinued operations liabilities	$1,052,819	$1,319,020

We entered into a Supply and Warranty Agreement and Master Assignment Agreement with Real Goods Solar, Inc. (Real Goods), pursuant to which Real Goods has agreed to perform certain warranty work. The terms of the agreement provide that an escrow account be established as a source of funds from which to satisfy our obligation to pay Real Goods for its fees and reimburse it for its expenses for this warranty work. In March 2011, we entered into an Escrow Agreement with Real Goods and deposited $200,000 into an escrow account. The amount is reflected in long-term assets of discontinued operations in the balance sheet. The escrow deposit will be released to us in the amount of $40,000, or one-fifth of the remaining escrow funds, per year after each of the fifth through the ninth anniversary of the escrow agreement.

In connection with the announcement of our exit from the solar panel installation business, we reclassified certain assets as “Assets held for sale,” in the accompanying consolidated balance sheets. At December 31, 2011, we had $18,293 in inventory in assets held for sale. There were no assets held for sale at December 31, 2012.